Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Abstract]
Bad debt expense	$ 0	$ 2,682	$ 0